The Currency Strategies Fund
RISK/RETURN

Supplement dated March 2, 2012

to the Prospectus dated June 1, 2011

On February 22, 2012, the Board of Trustees of Northern Lights Fund Trust, on behalf of The Currency Strategies Fund (the "Fund"), voted to approve the reduction of the Fund’s annual advisory fee (included under “Management Fee” below) from 1.47% of the average net assets of the Fund to 1.00%.  The reduced Management Fee is effective March 2, 2012.   Any contrary references in the Fund's Prospectus and Statement of Additional Information should be disregarded.

The sections entitled: “Fees and Expenses of the Fund”  and “Example” on page 1 of the Prospectus, are replaced with the following:

This Supplement, and both the existing Prospectus and Statement of Additional Information both dated June 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated June 1, 2011 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-898-4784.

Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Currency Strategies Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Currency Strategies Fund
Management Fees	[1]	1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.70%
Acquired Fund Fees and Expenses	[2]	0.66%
Total Annual Fund Operating Expenses		2.61%
[1]	Restated to reflect the current Management Fee of 1.00% effective March 2, 2012.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Currency Strategies Fund	824	1,340	1,881	3,350

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 2, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 2, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2011
The Currency Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the current Management Fee of 1.00% effective March 2, 2012.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Supplement [Text Block]	cik0001314414_SupplementTextBlock

Supplement dated March 2, 2012

to the Prospectus dated June 1, 2011

On February 22, 2012, the Board of Trustees of Northern Lights Fund Trust, on behalf of The Currency Strategies Fund (the "Fund"), voted to approve the reduction of the Fund’s annual advisory fee (included under “Management Fee” below) from 1.47% of the average net assets of the Fund to 1.00%.  The reduced Management Fee is effective March 2, 2012.   Any contrary references in the Fund's Prospectus and Statement of Additional Information should be disregarded.

The sections entitled: “Fees and Expenses of the Fund”  and “Example” on page 1 of the Prospectus, are replaced with the following:

This Supplement, and both the existing Prospectus and Statement of Additional Information both dated June 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated June 1, 2011 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-898-4784.

The Currency Strategies Fund | The Currency Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	824
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,350

[1]	Restated to reflect the current Management Fee of 1.00% effective March 2, 2012.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager.